Acquisition of Nimbus (Tables)	3 Months Ended
Mar. 31, 2026
Acquisition of Nimbus [Abstract]
Schedule of Allocation of the Purchase Price	The following table summarizes the allocation of the purchase price as of January 15, 2026:
January 15, 2026
U.S. Dollars (in thousands)

Working capital	21
Long terms assets	2
Long term liabilities	(84)
Goodwill	15,359
Total consideration transferred	15,298